Cover	Oct. 13, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2021
Entity File Number	001-39406
Entity Registrant Name	ACE Convergence Acquisition Corp.
Entity Central Index Key	0001813658
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1013 Centre Road
Entity Address, Address Line Two	Suite 403S
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19805
City Area Code	302
Local Phone Number	633-2102
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable Warrant
Trading Symbol	ACEVU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A ordinary share, $0.0001 par value per share
Trading Symbol	ACEV
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Title of 12(b) Security	Redeemable Warrants, each whole Warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	ACEVW
Security Exchange Name	NASDAQ